NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2023
Net income attributable to SYLA Technologies Co., Ltd. per share
NET INCOME PER SHARE

NOTE 15 – NET INCOME PER SHARE

Basic net income per share is calculated on the basis of weighted average outstanding common shares. Diluted net income per share is computed on the basis of basic weighted average outstanding common shares adjusted for the dilutive effect of stock options. Dilutive common shares are determined by applying the treasury stock method to the assumed conversion of share repurchase liability to common shares related to the early exercised stock options.

The computation of basic and diluted net income per share in accordance with ASC Topic 260 for the years ended December 31, 2023, 2022 and 2021 is as follows:

	For the Years Ended December 31,
	2023	2022	2021
Numerator:
Net income from continuing operations attributable to SYLA Technologies Co., Ltd.’s shareholders	688,174	306,432	277,489
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.’s shareholders	(6,742)	88,523	-
Net income attributable to SYLA Technologies Co., Ltd.’s shareholders	681,432	394,955	277,489

Denominator:
Weighted average number of common shares outstanding used in calculating basic net income per share	255,028	239,353	231,031
Dilutive effect of stock options	49,021	44,001	40,378
Weighted average number of common shares outstanding used in calculating diluted net income per share	304,049	283,354	271,409

Net income from continuing operations per share
Net income per share - basic	2,698.42	1,280.25	1,201.09
Net income per share - diluted	2,263.36	1,081.45	1,022.40

Income (loss) from discontinued operations per share
Net income (loss) per share - basic	(26.44)	369.84	-
Net income (loss) per share - diluted	(22.17)	312.41	-

Net income attributable to SYLA Technologies Co., Ltd. per share
Net income per share - basic	2,671.99	1,650.09	1,201.09
Net income per share - diluted	2,241.19	1,393.86	1,022.40